Employee Benefit Plans (Weighted Average Assumptions Estimate The Fair Value Of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation [Abstract]
Risk-free interest rate	1.95%	2.42%	1.88%
Expected dividend yield	3.50%	3.60%	3.70%
Volatility factor	45.40%	48.75%	41.35%
Expected life of option	7 years	8 years	8 years